Reserves for unpaid losses and loss adjustment expenses - By segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ (10.1)	$ (3.4)	$ (23.0)	$ 4.1	$ (0.6)	$ (63.7)	$ (51.2)
Increase (decrease) in asbestos claims reserves					59.0
Global Property
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	10.8	0.4	28.7	(1.6)		(26.8)	(27.0)
Global Property | Natural catastrophes
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			(7.4)
Global A&H
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(3.0)	0.4	(11.4)	(4.3)
Specialty & Casualty
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(7.3)	(3.3)	(17.7)	(9.2)	(12.1)	(24.8)	(7.9)
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			12.0		(1.7)	$ (11.5)	$ (5.9)
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ (10.6)	$ (0.9)	$ (22.6)	19.2
Increase (decrease) in asbestos claims reserves				59.3
Unfavorable (favorable) other claims loss reserve development				$ (40.1)	$ (45.7)